Prepayments - Summary of Prepayments (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Prepayments [Abstract]
Prepaid rents	$ 1,762		$ 2,143
Prepayments for leases - satellite	3,129		1,729
Others	2,708		2,298
Prepayments	7,599		6,170
Prepaid rents	497		581
Others	2,641		2,259
Current prepayments	3,138	$ 96	2,840
Prepaid rents	1,265		1,562
Prepayments for leases - satellite	3,129		1,729
Others	67		39
Noncurrent prepayments	$ 4,461	$ 136	$ 3,330